Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Awards
We generally do not grant stock options (or similar awards) at times when there is MNPI about, or in the period beginning four business days before and ending one business day after we file a Form
10-K,
10-Q
or
8-K
with the SEC. We generally grant annual equity awards after the public release of the prior year’s financial results and grant, promotion, new hire or spot awards in the next open window period following the event. MNPI is not taken into account when determining the timing and terms of any equity award. Similarly, we do not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Similarly, we do not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false